Property and Equipment - Summary of Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 14,464,886	₩ 14,206,119
Acquisition and capital expenditure	3,346,380	3,128,093
Disposal and termination	(92,123)	(140,753)
Depreciation	(2,640,187)	(2,596,140)
Impairment	(16,156)	(2,115)
Transfer in (out)	(62,802)	(83,879)
Transfer from (to) investment properties	(206,183)	(132,944)
Changes in scope of consolidation	(8,587)	111,271
Others	(13,049)	(24,766)
Ending, net	14,772,179	14,464,886
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	48,995,516	47,586,332
Ending, net	50,580,188	48,995,516
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(34,530,630)	(33,380,213)
Ending, net	(35,808,009)	(34,530,630)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,315,797	1,334,627
Acquisition and capital expenditure	11,392	60,817
Disposal and termination	(2,556)	(45,318)
Transfer in (out)	24,647	4,608
Transfer from (to) investment properties	(63,278)	(59,848)
Changes in scope of consolidation	0	20,911
Others	(13,194)	0
Ending, net	1,272,808	1,315,797
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,315,929	1,334,759
Ending, net	1,272,940	1,315,929
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,517,422	2,308,022
Acquisition and capital expenditure	32,030	36,446
Disposal and termination	(4,338)	(11,827)
Depreciation	(147,620)	(145,954)
Impairment	0	0
Transfer in (out)	230,955	415,771
Transfer from (to) investment properties	(140,229)	(73,096)
Changes in scope of consolidation	0	6,355
Others	66,341	(18,295)
Ending, net	2,554,561	2,517,422
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	4,707,250	4,402,691
Ending, net	4,830,853	4,707,250
Buildings and structures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(2,189,828)	(2,094,669)
Ending, net	(2,276,292)	(2,189,828)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,316,571	9,314,983
Acquisition and capital expenditure	129,754	28,159
Disposal and termination	(76,608)	(76,676)
Depreciation	(2,413,191)	(2,368,679)
Impairment	(6,084)	(2,075)
Transfer in (out)	2,660,753	2,340,948
Changes in scope of consolidation	(4,386)	67,925
Others	7,020	11,986
Ending, net	9,613,829	9,316,571
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	40,270,005	39,182,265
Ending, net	42,091,573	40,270,005
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(30,953,434)	(29,867,282)
Ending, net	(32,477,744)	(30,953,434)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	221,238	205,652
Acquisition and capital expenditure	67,921	55,336
Disposal and termination	(4,695)	(6,868)
Depreciation	(79,376)	(81,507)
Impairment	(7,825)	(40)
Transfer in (out)	31,036	27,051
Changes in scope of consolidation	(481)	15,583
Others	(4,382)	6,031
Ending, net	223,436	221,238
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,607,853	1,619,822
Ending, net	1,276,779	1,607,853
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,386,615)	(1,414,170)
Ending, net	(1,053,343)	(1,386,615)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,093,858	1,042,835
Acquisition and capital expenditure	3,105,283	2,947,335
Disposal and termination	(3,926)	(64)
Impairment	(2,247)	0
Transfer in (out)	(3,010,193)	(2,872,257)
Transfer from (to) investment properties	(2,676)
Changes in scope of consolidation	(3,720)	497
Others	(68,834)	(24,488)
Ending, net	1,107,545	1,093,858
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,094,479	1,046,795
Ending, net	1,108,043	1,094,479
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(621)	(3,960)
Ending, net	₩ (498)	₩ (621)